TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Payables And Other Current Liabilities
Trade payables	€ 22,413	€ 24,552
Customer online wallets	9,669	8,697
Other current liabilities	9,602	7,211
Accruals	850	773
Warrants	4,437
Total	46,971	41,233
Of which: with related parties (Note 14)	€ 4,306	€ 3,958